Lease (Tables)	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Schedule of Lease Cost

The Group does not have any finance lease for the six months ended June 30, 2025 and 2026. As of December 31, 2025 and June 30, 2026, the Group recognized the following items related to operating leases in its consolidated balance sheet.

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
ASSETS
Right-of-use assets	4,236,029	4,613,011	679,874
Less: impairment	4,236,029	4,613,011	679,874
Right-of-use assets, net	—	—	—

LIABILITIES
Operating lease liabilities – current	1,545,002	1,883,447	277,586
Operating lease liabilities – non-current	1,294,510	804,099	118,510

Cash flow information related to leases consists of the following:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Operating cash payments for operating leases	776,055	434,897	64,096

Schedule of Movement of Impairment of Operating Lease Right-of-Use Assets

The following table presents movement of impairment of operating lease right-of-use assets:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Balance at the beginning of the period	3,818,363	4,236,029	624,314
Accrual	2,039,099	376,982	55,560
Write off	(2,259,890)	—	—
Balance at the end of the period	3,597,572	4,613,011	679,874

Schedule of Minimum Future Lease Payments

The minimum future lease payments as of June 30, 2026 are as follows:

	Operating leases
	RMB	US$
For the years ending June 30,
2027	1,947,980	287,097
2028	816,423	120,326
Total future lease payments	2,764,403	407,423
Less: Imputed interest	76,857	11,327
Total lease liability balance	2,687,546	396,096